Payden Equity Income Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (95%)
Common Stock (88%)
Communication Services (2%
)
840,500 Deutsche Telekom AG (a) $ 15,743
249,600 Verizon Communications Inc.  13,286
29,029
Consumer Discretionary (8%
)
94,300 Advance Auto Parts Inc.  21,831
98,000 Home Depot Inc.  35,964
105,200 McDonald's Corp.  27,294
186,000 Sony Group Corp. (a) 20,559
135,800 Target Corp.  29,934
135,582
Consumer Staples (5%
)
334,800 Archer-Daniels-Midland Co.  25,110
306,500 Coca-Cola Co.  18,700
32,400 Costco Wholesale Corp.  16,366
286,300 Mondelez International Inc., Class A  19,191
106,700 PepsiCo Inc.  18,515
97,882
Energy (11%
)
524,100 Canadian Natural Resources Ltd. (a) 26,660
279,400 Chesapeake Energy Corp.  19,047
284,600 Chevron Corp.  37,376
432,600 Enbridge Inc.  18,286
729,700 Enterprise Products Partners LP  17,250
336,200 Phillips 66  28,506
502,200 Tourmaline Oil Corp. (a) 17,905
619,800 Williams Cos. Inc.  18,557
183,587
Financials (21%
)
65,800 Ameriprise Financial Inc.  20,024
866,300 Ares Capital Corp.  19,145
217,000 Ares Management Corp., Class A  17,299
108,700 Arthur J Gallagher & Co.  17,168
885,900 Bank of America Corp.  40,875
291,500 Bank of New York Mellon Corp.  17,274
22,100 BlackRock Inc.  18,187
222,200 Citigroup Inc.  14,470
405,900 Citizens Financial Group Inc.  20,892
72,600 Goldman Sachs Group Inc.  25,750
120,300 JPMorgan Chase & Co.  17,877
270,400 MetLife Inc.  18,133
279,400 Morgan Stanley  28,650
1,565,800 Nordea Bank Abp (a) 18,461
170,700 PNC Financial Services Group Inc.  35,162
264,600 Toronto-Dominion Bank (a) 21,193
293,100 Truist Financial Corp.  18,412
293,100 U.S. Bancorp  17,055
386,027
Healthcare (16%
)
230,100 Abbott Laboratories  29,329
166,500 AbbVie Inc.  22,792
84,900 Amgen Inc.  19,284
569,400 Bristol Myers Squibb Co.  36,948
407,600 CVS Health Corp.  43,413
114,600 Eli Lilly and Co.  28,122
252,800 Gilead Sciences Inc.  17,362
147,800 Johnson & Johnson  25,464
85,900 Medtronic PLC  8,890
Principal
or Shares Security Description
Value
(000)
424,900 Pfizer Inc.  $ 22,388
59,200 UnitedHealth Group Inc.  27,976
281,968
Industrials (9%
)
182,900 Eaton Corp. PLC  28,977
263,000 Emerson Electric Co.  24,183
87,000 Honeywell International Inc.  17,790
239,500 Johnson Controls International PLC  17,404
107,700 Schneider Electric SE (a) 18,072
99,500 Siemens AG (a) 15,636
125,500 Union Pacific Corp.  30,691
152,753
Materials (3%
)
67,000 Air Products and Chemicals Inc.  18,902
153,300 Eastman Chemical Co.  18,232
110,900 PPG Industries Inc.  17,323
54,457
Technology (10%
)
127,900 Analog Devices Inc.  20,972
117,100 Apple Inc.  20,467
44,300 Broadcom Inc.  25,954
313,200 Cisco Systems Inc.  17,436
145,100 Microsoft Corp.  45,123
187,200 Paychex Inc.  22,045
154,500 Taiwan Semiconductor Manufacturing Co. Ltd.  18,946
118,500 Texas Instruments Inc.  21,270
192,213
Utilities (3%
)
206,700 American Electric Power Co. Inc.  18,686
170,400 Duke Energy Corp.  17,902
328,300 NextEra Energy Inc.  25,647
62,235
Total Common Stock
1,575,733
Preferred Stock (0%)
130,000 Selective Insurance Group Inc., 4.60%(b) 3,107
Total Preferred Stock
3,107
Real Estate Investment Trust (7%)
101,500 Alexandria Real Estate Equities Inc. 19,776
55,400 American Tower Corp. 13,933
145,600 Digital Realty Trust Inc. 21,728
212,800 Prologis Inc. 33,372
131,000 Simon Property Group Inc. 19,283
91,500 Sun Communities Inc. 17,290
Total Real Estate Investment Trust
125,382
Total Stocks (Cost - $1,433,379)
1,704,222
Corporate Bond (0%)
6,000,000 General Motors Financial Co. Inc. B , ( 3 mo.
LIBOR USD + 3.436% ) , 6.50% (b) (c) (d) 6,570
2,800,000 Land O' Lakes Inc. 144A , 7.00% (b) (c) (e) 2,978
Total Corporate Bond (Cost - $8,222)
9,548
Investment Company (4%)
63,325,530 Payden Cash Reserves Money Market Fund
0.01%* (Cost - $63,326)  63,326
Total Investments (Cost - $1,504,927) (99%)
1,777,096
Other Assets, net of Liabilities (1%)
11,779
Net Assets (100%)
$ 1,788,875
* Affiliated investment.

Payden Mutual Funds
Payden Equity Income Fund
continued
(a) Principal in foreign currency.
(b) Perpetual security with no stated maturity date.
(c) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $288 and the total market value of the collateral held by the Fund is $295. Amounts in 000s.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(e) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 4,933
EUR  4,363 Citibank, N.A. 03/17/2022 $ 27
USD 55,002
EUR  46,582 Citibank, N.A. 03/17/2022 2,614
USD 97,804
CAD  123,905 HSBC Bank USA, N.A. 03/17/2022 336
USD 159
GBP  115 HSBC Bank USA, N.A. 03/17/2022 4
USD 43,031
JPY  4,739,875 HSBC Bank USA, N.A. 03/17/2022 1,825
USD 19,736
SEK  170,109 HSBC Bank USA, N.A. 03/17/2022 1,484
6,290
Liabilities:
CAD 43,930 USD  34,737 HSBC Bank USA, N.A. 03/17/2022 (180)
EUR 2,129 USD  2,477 Citibank, N.A. 03/17/2022 (83)
JPY 2,105,030 USD  18,502 HSBC Bank USA, N.A. 03/17/2022 (202)
(465)
Net Unrealized Appreciation (Depreciation)
$ 5,825